Contingent Earnout Liability - Narrative (Details) $ in Thousands		3 Months Ended		9 Months Ended
	Aug. 10, 2023 USD ($) shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability, noncurrent	$ 28,927
Derivative liability, measurement input		0		0
Estimated dividend yield
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability, measurement input	0	0		0
Contingent earnout liability
Derivative Instruments, Gain (Loss) [Line Items]
Shares unvested (in shares) | shares	3,125,000
Derivative liability, noncurrent		$ 9,023		$ 9,023
Gain (loss) on derivatives		$ 19,904	$ 0	$ 19,904	$ 0